Significant Accounting Policies - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Related Party Transactions
Change in the fair value of warrant liabilities	$ (76,871)	$ 0	$ 40,023	$ 0
Term of contract	10 months		10 months
Incremental common shares			6,735,555
Cash equivalents	$ 0		$ 0		$ 0
Credit losses relating to loan receivable					$ 0
Public Warrants
Related Party Transactions
Warrants issued	5,900,000		5,900,000
Private placement warrants
Related Party Transactions
Warrants issued	835,555		835,555
Chief Executive Officer
Related Party Transactions
Compensation expense	$ 37,500	$ 37,500
Franchise tax, penalties and interest			$ 112,500	$ 112,500